Basis of preparation and material accounting policies - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Equity	£ (24,505)	£ (23,233)	[1],[2]	£ (23,145)	£ (23,849)
Retail Overdrafts And Credit Cards | Minimum
Disclosure of initial application of standards or interpretations [line items]
Expected credit loss measurement period	2 years
Retail Overdrafts And Credit Cards | Maximum
Disclosure of initial application of standards or interpretations [line items]
Expected credit loss measurement period	6 years
Impact on transition to IFRS 17
Disclosure of initial application of standards or interpretations [line items]
Equity		£ (23,233)		£ 570

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.